Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 28, 2012
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS INSURANCE SERIES
Central Index Key	dei_EntityCentralIndexKey	0000729528
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2012